RELATED PARTY TRANSACTIONS	6 Months Ended
Apr. 30, 2025
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

NOTE 9 – RELATED PARTY TRANSACTIONS

Borrowings from Related Parties and Interest Expense

In the six months ended April 30, 2025, the Company borrowed $0 from related parties for working capital needs and repaid $61,005 to such related parties. The related parties’ borrowings are short-term in nature, non-interest bearing, unsecured and repayable on demand.

In the six months ended April 30, 2024, the Company borrowed $93,794 from related parties for working capital needs and repaid $35,807 to such related parties. The related parties’ borrowings are short-term in nature, non-interest bearing, unsecured and repayable on demand.

Note Receivable – Related Parties

On September 19, 2024, the Company entered into a promissory note receivable with Xian Xu, TRX ZJ’s legal representative. The promissory note bore interest at the rate of 3.0% per annum. As of April 30, 2025 and October 31, 2024, the outstanding principal balance of this note was $0 and $1,370,741, respectively, which has been included in note receivable – related parties on the accompanying condensed consolidated balance sheets.

On January 10, 2025, the Company entered into a promissory note receivable with Mufang Gao, the Company’s chief executive officer’s mother-in-law. The promissory note bears interest at the rate of 2.0% per annum. Mufang Gao may prepay the borrowings under the note. As of April 30, 2025, the outstanding principal balance of this note was $144,846, which has been included in note receivable – related parties on the accompanying condensed consolidated balance sheets. The Company collected the principal of $144,846 in subsequent period.

The interest income related to these related party notes receivable was $4,858 for the six months ended April 30, 2025, which has been included in interest income on the accompanying unaudited condensed consolidated statements of operations and comprehensive loss.

As of April 30, 2025 and October 31, 2024, the related interest receivable of these promissory notes was $673 and $2,503, respectively, which has been included in other current assets on the accompanying condensed consolidated balance sheet.

Loan Payable – Related Parties

During the six months ended April 30, 2025, the Company issued a few of loans to Xian Xu, TRX ZJ’s legal representative, in an aggregate principal amount of $82,412, which carries interest of 3.0% per annum. Xian Xu repaid $12,568 to the Company during six months ended April 30, 2025. As of April 30, 2025, the aggregate outstanding principal balance was $69,825, which has been included in loan payable – related parties on the accompanying condensed consolidated balance sheets.

On February 1, 2025, the Company issued a loan to Feng’e Feng, the Company’s chief executive officer’s mother, in the principal amount of $200,000, which carries interest of 2.0% per annum. Both interest and principal of this loan are due in January 31, 2026. The Company may prepay the principal of $200,000. As of April 30, 2025, the outstanding principal balance was $59,500, which has been included in loan payable – related parties on the accompanying condensed consolidated balance sheets.

The Company recorded interest expense of $544 on these related party loans payable for the six months ended April 30, 2025, which has been included in interest expense on the accompanying unaudited condensed consolidated statements of operations and comprehensive loss. As of April 30, 2025, the related interest payable of these loans was $544, which has been included in accrued liabilities and other payables on the accompanying condensed consolidated balance sheet.

NOTE 9 – RELATED PARTY TRANSACTIONS (continued)

Due from Related Parties

At April 30, 2025 and October 31, 2024, due from related parties consisted of the following:

Name of related party	April 30, 2025	October 31, 2024
Sheng Xu (*)	$8,923	$10,097
Mufang Gao (**)	11,644	—
	$20,567	$10,097

(*) Sheng Xu is the Company’s chief executive officer and she is the spouse of Zhe Wang, who is the Company’s former chief executive officer.

(**) Mufang Gao is Zhe Wang’s mother.

The balance of due from such related parties was short-term in nature, unsecured, repayable on demand, and bears no interest. Management believes that the related party receivables are fully collectable. Therefore, no reserve for credit loss is deemed to be required on its due from related parties at April 30, 2025 and October 31, 2024. The Company historically has not experienced an uncollectible receivable from the related parties.

Due to Related Parties

At April 30, 2025 and October 31, 2024, due to related parties consisted of the following:

Name of Related Party	April 30, 2025	October 31, 2024
Baohai Xu (1)	$15,123	$503,713
Zhe Wang (2)	3,597	121,195
Mufang Gao (3)	—	768,506
Feng’e Feng (4)	—	186,571
Mingxiu Luan (5)	—	123,436
	$18,720	$1,703,421
(1)	Baohai Xu is the Company’s chief executive officer’s father.
(2)	Zhe Wang is the Company’s former chief executive officer and he is the spouse of Sheng Xu.
(3)	Mufang Gao is Zhe Wang’s mother.
(4)	Feng’e Feng is Sheng Xu’s mother.
(5)	Mingxiu Luan is the Company’s former chief financial officer.

The balance of due to related parties represents expenses paid by these related parties on behalf of the Company. The related parties’ payable is short-term in nature, non-interest bearing, unsecured and repayable on demand.

Sublease Agreements with Related Party

On January 1, 2024, the Company entered into a sublease agreement with Beijing Wandezhonggui Management Consulting Co., Ltd. (“WDZG”), a limited liability company organized under the laws of the PRC, the sole shareholder of TRX ZJ. Pursuant to the sublease agreement, the Company subleased its Beijing office space from WDZG for the period from January 1, 2024 through December 31, 2024.

On December 23, 2024, the Company entered into another sublease agreement with WDZG. Pursuant to the sublease agreement, the Company subleased its Beijing office space from WDZG for the period from January 1, 2025 through December 31, 2025.